Average Annual Total Returns - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - Fidelity Advisor Strategic Income Fund	Mar. 01, 2024
Fidelity Advisor Strategic Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	4.82%
Past 5 years	2.71%
Past 10 years	2.80%
Fidelity Advisor Strategic Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.06%
Past 5 years	1.12%
Past 10 years	1.25%
Fidelity Advisor Strategic Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.81%
Past 5 years	1.46%
Past 10 years	1.49%
Fidelity Advisor Strategic Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	7.39%
Past 5 years	2.79%
Past 10 years	2.62%
Fidelity Advisor Strategic Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	4.83%
Past 5 years	2.72%
Past 10 years	2.80%
Fidelity Advisor Strategic Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	9.49%
Past 5 years	3.81%
Past 10 years	3.47%
Fidelity Advisor Strategic Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	9.60%
Past 5 years	3.93%
Since Inception	3.22%	[1]
LB091
Average Annual Return:
Past 1 year	6.17%
Past 5 years	1.44%
Past 10 years	2.08%
F0097
Average Annual Return:
Past 1 year	9.49%
Past 5 years	2.90%
Past 10 years	2.94%

[1]	AFrom October 2, 2018.